UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Arno
Title:     Investment Manager
Phone:     212 389-8000
Signature, Place and Date of Signing:

    Andrew Arno  April 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    6015



List of Other Included Managers:

 No.  13F File Number     Name

 01
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BREEZE -EASTERN CORP COM STK   COMMON STOCK     106764103     1081   102010 SH       SOLE     01          102010        0        0
D COMMVAULT SYSTEMS INC          COMMON STOCK     204166102      441    35565 SH       SOLE     01           35565        0        0
D CVD EQUIP CORP  COM STK        COMMON STOCK     126601103       83    26800 SH       SOLE     01           26800        0        0
D EP MEDSYSTEMS  COM STK         COMMON STOCK     26881P103      229   150620 SH       SOLE     01          150620        0        0
D HILLTOP HLDGS INC  COM REIT    COMMON STOCK     432748101      957    92000 SH       SOLE     01           92000        0        0
D MARATHON ACQUISITION CORP COM  COMMON STOCK     565756103      721    93342 SH       SOLE     01           93342        0        0
D ORIENT-EXP HTLS COM STK        COMMON STOCK     G67743107      216     5000 SH       SOLE     01            5000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      287     7000 SH       SOLE     01            7000        0        0
D SIMTEK CORP  COM STK           COMMON STOCK     829204304      335   124165 SH       SOLE     01          124165        0        0
D STARWOOD HOTELS  COM STK       COMMON STOCK     85590A401      259     5000 SH       SOLE     01            5000        0        0
D TLC VISION CORP                COMMON STOCK     872549100       17    15000 SH       SOLE     01           15000        0        0
D WESCO FINL CORP  COM STK       COMMON STOCK     950817106      485     1200 SH       SOLE     01            1200        0        0
D WEYERHAEUSER CO  COM STK       COMMON STOCK     962166104      325     5000 SH       SOLE     01            5000        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106      579    20000 SH       SOLE     01           20000        0        0
S REPORT SUMMARY                 14 DATA RECORDS                6015        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED